UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _12/31/03_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  1/28/04
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_76__

Form 13F Table Value Total:			__864,797__
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M Company
COM
88579Y101
28,826
339,010
SH

SOLE

200,130

138,880
Abbott Labs
COM
002824100
10,993
235,900
SH

SOLE

143,000

92,900
American Axle
COM
024061103
1,730
42,800
SH

SOLE

41,000

1,800
American Express
COM
025816109
10,647
220,750
SH

SOLE

128,450

92,300
American Inter Group
COM
026874107
14,875
224,424
SH

SOLE

126,030

98,394
Amgen
COM
031162100
17,766
287,528
SH

SOLE

169,000

118,528
Analog Devices
COM
032654105
14,590
319,600
SH

SOLE

188,500

131,100
Anthem
COM
03674B104
18,932
252,428
SH

SOLE

148,000

104,428
Applebees Intl
COM
037899101
15,932
404,980
SH

SOLE

230,500

174,480
Applied Materials
COM
038222105
10,762
479,600
SH

SOLE

283,500

196,100
Best Buy Company
COM
086516101
21,967
420,500
SH

SOLE

252,000

168,500
Burlington Resources
COM
1.22E+08
7,127
128,700
SH

SOLE

76,000

52,700
Cardinal Health, Inc.
COM
14149Y108
17,037
278,570
SH

SOLE

157,000

121,570
Cheesecake Factory
COM
1.63E+08
13,596
308,711
SH

SOLE

189,250

119,461
ChevronTexaco Corp
COM
1.67E+08
173
2,000
SH

SOLE

0

2,000
Chicago Mercantile Exch
COM
1.68E+08
1,158
16,000
SH

SOLE

16,000

0
Cisco Systems
COM
17275R102
14,848
612,800
SH

SOLE

366,000

246,800
Citigroup
COM
1.73E+08
21,981
452,850
SH

SOLE

265,350

187,500
Coach
COM
1.9E+08
2,835
75,100
SH

SOLE

69,200

5,900
Dana Corp
COM
2.36E+08
1,083
59,000
SH

SOLE

57,000

2,000
Deere & Co
COM
2.44E+08
9,208
141,550
SH

SOLE

84,500

57,050
Dell Inc.
COM
24702R101
27,332
804,351
SH

SOLE

474,500

329,851
Devon Energy Corp.
COM
25179M103
7,919
138,300
SH

SOLE

79,200

59,100
Dow Jones & Company
COM
2.61E+08
1,346
27,000
SH

SOLE

27,000

0
EMC Corp
COM
2.69E+08
8,990
695,800
SH

SOLE

407,500

288,300
EOG Resources
COM
26875P101
8,089
175,200
SH

SOLE

91,800

83,400
Exxon Mobil Corp
COM
30231G102
11,283
275,200
SH

SOLE

145,800

129,400
Family Dollar Stores
COM
3.07E+08
8,554
238,400
SH

SOLE

141,400

97,000
Fedex Corp
COM
31428X106
12,744
188,800
SH

SOLE

108,550

80,250
Gap
COM
3.65E+08
337
14,500
SH

SOLE

11,500

3,000
General Electric Co
COM
3.7E+08
12,067
389,500
SH

SOLE

211,500

178,000
Gilead Science
COM
3.76E+08
8,252
141,600
SH

SOLE

87,800

53,800
Goldman Sachs Group
COM
38141G104
13,881
140,600
SH

SOLE

81,300

59,300
Inco Ltd.
COM
4.53E+08
8,458
212,400
SH

SOLE

125,500

86,900
Intel Corporation
COM
4.58E+08
26,560
828,700
SH

SOLE

495,700

333,000
International Business
COM
4.59E+08
19,148
206,600
SH

SOLE

118,600

88,000
Intuit
COM
4.61E+08
793
15,000
SH

SOLE

15,000

0
KLA Tencor Corp
 COM
4.82E+08
13,698
234,000
SH

SOLE

141,400

92,600
Kohl's Corp
COM
5E+08
2,247
50,000
SH

SOLE

50,000

0
Linear Technology Corp
COM
5.36E+08
12,323
292,928
SH

SOLE

174,800

118,128
Lowe's Companies
COM
5.49E+08
18,284
330,093
SH

SOLE

189,000

141,093
MKS Instruments
COM
55306N104
1,450
50,000
SH

SOLE

50,000

0
Maxim Integrated Prods
COM
57772K101
10,645
214,700
SH

SOLE

121,400

93,300
McDonald's Corp
COM
5.8E+08
18,024
725,900
SH

SOLE

425,300

300,600
Medtronic
COM
5.85E+08
20,354
418,726
SH

SOLE

244,850

173,876
Microsoft Corp
COM
5.95E+08
20,840
761,400
SH

SOLE

439,200

322,200
Molex Inc., Class A
CL A COM
6.09E+08
15,716
536,212
SH

SOLE

314,347

221,865
Nabors Industries
COM
G6359F103
7,478
180,200
SH

SOLE

94,500

85,700
Novartis
COM
66987V109
9,527
207,600
SH

SOLE

117,000

90,600
Novellus Systems
 COM
6.7E+08
9,592
228,100
SH

SOLE

125,000

103,100
PETsMART
COM
7.17E+08
4,210
176,900
SH

SOLE

98,500

78,400
Patterson-UTI Energy
COM
7.03E+08
8,898
270,200
SH

SOLE

149,200

121,000
Pfizer
COM
7.17E+08
15,496
438,600
SH

SOLE

239,300

199,300
Piper Jaffray
COM
7.24E+08
116
2,823
SH

SOLE

1,240

1,583
Praxair
COM
74005P104
9,982
261,300
SH

SOLE

150,300

111,000
Procter & Gamble
COM
7.43E+08
11,631
116,450
SH

SOLE

72,900

43,550
SLM Corp
COM
78442P106
6,707
178,000
SH

SOLE

103,500

74,500
Serono S A
ADS
81752M101
2,392
136,300
SH

SOLE

134,500

1,800
Staples
COM
8.55E+08
12,353
452,500
SH

SOLE

267,000

185,500
Stryker Corp
COM
8.64E+08
7,753
91,200
SH

SOLE

51,200

40,000
Sysco Corp
COM
8.72E+08
17,373
466,650
SH

SOLE

279,450

187,200
Taiwan Semiconductor
COM
8.74E+08
7,214
704,500
SH

SOLE

416,000

288,500
Texas Instruments
COM
8.83E+08
14,102
480,000
SH

SOLE

283,500

196,500
Tiffany
COM
8.87E+08
13,334
295,000
SH

SOLE

188,400

106,600
U.S. Bancorp
COM
9.03E+08
9,997
335,700
SH

SOLE

146,400

189,300
Union Pacific
COM
9.08E+08
10,064
144,847
SH

SOLE

82,300

62,547
United Parcel Service
COM
9.11E+08
11,289
151,424
SH

SOLE

91,524

59,900
UnitedHealth Group
COM
91324P102
21,364
367,212
SH

SOLE

214,512

152,700
WTS Washington Intl
COM
9.39E+08
0
6
SH

SOLE

0

6
Wal-Mart Stores
COM
9.31E+08
23,084
435,143
SH

SOLE

250,500

184,643
Walgreen Company
COM
9.31E+08
15,000
412,320
SH

SOLE

273,200

139,120
Wellpoint Health Networks
COM
94973H108
14,219
146,600
SH

SOLE

86,300

60,300
Wells Fargo
COM
9.5E+08
20,965
356,000
SH

SOLE

213,200

142,800
Westinghouse Air Brake
COM
9.6E+08
1
38
SH

SOLE

0

38
Zebra Technologies
COM
9.89E+08
1,493
22,500
SH

SOLE

22,500

0
Zimmer Holdings
COM
98956P102
13,763
195,500
SH

SOLE

115,400

80,100
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